UNITED STATES SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. 20549
FORM 13F, FORM 13F COVER PAGE REPORT FOR THE CALENDER YEAR OR QUARTER
ENDED: SEPTEMBER 30, 1999.
CHECK HERE IF ADMENDAMENT{ } ;AMENDMENT NUMBER:
THIS AMENDMENT ( CHECK ONLY ONE.) : { } IS A RESTATEMENT.
                                    {X } ADDS NEW HOLDINGS ENTRIES.
INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
NAME: MOODY, ALDRICH & SULLIVAN LLC
ADDRESS: 30 ROWES WHARF, SUITE 410
         BOSTON, MA 02110
13F FILE NUMBER: 028-04634
THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM. PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:
NAME:    NEIL J. SULLIVAN
TITLE:   PRINCIPAL
PHONE:   (617) 261-6025
SIGNATURE, PLACE AND DATE OF SIGNING:
NEIL J. SULLIVAN, BOSTON, MA  NOVEMBER 1,1999
REPORT TYPE:
{X} 13F HOLDINGS REPORT
{ } 13F NOTICE
{ } 13F COMBINATION REPORT
LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934 NEIL J. SULLIVAN

FORM 13F SUMMARY PAGE
REPORT SUMMARY:  13FHR
NUMBER OF OTHER INCLUDED MANAGERS: NONE
FORM 13F INFORMATION TABLE ENTRY TOTAL:24,005,629
FORM 13F INFORMATION TABLE VALUE TOTAL:606,233,000

LIST OF OTHER INCLUDED MANAGERS:NONE
NO. 13F FILE NUMBER NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Andrew Corp                    COM              034425108     5536   318590 SH       SOLE                   318590
Apartment Invt & Mgt           COM              03748R101    16787   438880 SH       SOLE                   438880
Bowater, Inc.                  COM              102183100    30127   573840 SH       SOLE                   573840
Calgon Carbon Corp             COM              129603106       97    14300 SH       SOLE                    14300
Champion Intl                  COM              158525105    33195   646136 SH       SOLE                   646136
Chris-Craft Inds               COM              170520100    15357   273615 SH       SOLE                   273615
Conseco                        COM              208464107     6705   352912 SH       SOLE                   352912
Cooper Tire & Rubber           COM              216831107    14738   836180 SH       SOLE                   836180
Cyprus Amax Min.               COM              232809103    11465   584204 SH       SOLE                   584204
Dana Corp                      COM              235811106    13237   356560 SH       SOLE                   356560
Duke-Weeks Realty              COM              264411505     1893    97094 SH       SOLE                    97094
EEX Corp                       COM              26842V207      483   164533 SH       SOLE                   164533
ESCO Electronics Corp          COM              269030201      161    14500 SH       SOLE                    14500
Engelhard Corp                 COM              292845104    18217   998190 SH       SOLE                   998190
Entergy Corp                   COM              29364G103    28765   994030 SH       SOLE                   994030
Everest Reinsurance            COM              299808105     9912   416240 SH       SOLE                   416240
Federal Home Loan              COM              313400301    13136   252620 SH       SOLE                   252620
Fleetwood Ent                  COM              339099103    12708   629519 SH       SOLE                   629519
Healthcare Realty Tr           COM              421946104     8887   473950 SH       SOLE                   473950
Hollinger Inc.                 COM              435569108    17486  1472500 SH       SOLE                  1472500
Hon Industries Inc.            COM              438092108     8937   464240 SH       SOLE                   464240
Hubbell Inc. Cl. B             COM              443510201     9970   312790 SH       SOLE                   312790
K2 Inc                         COM              482732104       96    10900 SH       SOLE                    10900
MBIA Inc                       COM              55262C100    15420   330726 SH       SOLE                   330726
Meditrust                      COM              58501T306     7652   900234 SH       SOLE                   900234
NCR Corp                       COM              62886E108    25222   762864 SH       SOLE                   762864
Nucor Corp                     COM              670346105    29684   623280 SH       SOLE                   623280
OM Group Inc                   COM              670872100    21823   568666 SH       SOLE                   568666
OfficeMax                      COM              67622M108     7854  1351190 SH       SOLE                  1351190
PacifiCorp                     COM              695114108    22158  1101030 SH       SOLE                  1101030
Payless Shoesource             COM              704379106    20825   412370 SH       SOLE                   412370
Readers Digest Assoc           COM              755267101    19350   661550 SH       SOLE                   661550
Reinsurance Gr Of Am           COM              759351109    10145   394921 SH       SOLE                   394921
Sbarro Inc                     COM              805844107      392    13600 SH       SOLE                    13600
Seagate Technology             COM              811804103    14929   487476 SH       SOLE                   487476
Sherwin-Williams               COM              824348106    11059   528170 SH       SOLE                   528170
Simpson Industries             COM              829060102      136    12300 SH       SOLE                    12300
Supervalu Inc                  COM              868536103    17790   806340 SH       SOLE                   806340
Tidewater Inc                  COM              886423102    11288   442652 SH       SOLE                   442652
Trigon Healthcare              COM              89618L100    13567   463840 SH       SOLE                   463840
Trinity Industries             COM              896522109    14138   457900 SH       SOLE                   457900
Trizec Hahn Corp.              COM              896938107    18497   976734 SH       SOLE                   976734
Union Pacific Res Grp          COM              907834105    13085   805240 SH       SOLE                   805240
Warnaco Group                  COM              934390105    16740   917247 SH       SOLE                   917247
Wellpoint Health Net           COM              94973H108    16586   290976 SH       SOLE                   290976